Exhibit 99.1

NISSAN AUTO RECEIVABLES 2012-A OWNER TRUST
Monthly Servicer's Certificate
for the month of March 2015

Collection Period	Mar-15	30/360 Days	30	Collection Period Start	1-Mar-15
Distribution Date	15-Apr-15	Actual/360 Days	30	Collection Period End	31-Mar-15
				Prior Month Settlement Date	16-Mar-15
				Current Month Settlement Date	15-Apr-15

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,654,254,316.18	284,091,577.83	260,105,528.12	0.162069
Yield Supplement Overcollaterization		49,343,270.39	3,125,023.78	2,708,960.17
Total Adjusted Portfolio		1,604,911,045.79	280,966,554.05	257,396,567.95
Total Adjusted Securities		1,604,911,045.79	280,966,554.05	257,396,567.95	0.160381
Class A-1 Notes	0.35860%	379,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.54000%	485,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	0.73000%	514,000,000.00	54,055,508.26	30,485,522.16	0.059310
Class A-4 Notes	1.00000%	162,714,000.00	162,714,000.00	162,714,000.00	1.000000
Certificates	0.00000%	64,197,045.79	64,197,045.79	64,197,045.79	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	-	-
Class A-2 Notes	0.00	0.00	-	-
Class A-3 Notes	23,569,986.10	32,883.77	45.8560041	0.0639762
Class A-4 Notes	0.00	135,595.00	-	0.8333333
Certificates	0.00	0.00	-	-
Total Securities	23,569,986.10	168,478.77

I. COLLECTIONS

Interest:
Interest Collections		603,191.21
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		603,191.21

Principal:
Principal Collections		23,456,745.31
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		23,456,745.31

Recoveries of Defaulted Receivables		213,787.97
Servicer Advances		0.00

Total Collections		24,273,724.49

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	39,490	280,966,554.05
Total Principal Payment		23,569,986.10
	38,229	257,396,567.95

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2012-A OWNER TRUST
Monthly Servicer's Certificate
for the month of March 2015

III. DISTRIBUTIONS

Total Collections	24,273,724.49
Reserve Account Draw	0.00
Total Available for Distribution	24,273,724.49

1. Reimbursement of Advance	1,550.50

2. Servicing Fee:
Servicing Fee Due	236,742.98
Servicing Fee Paid	236,742.98
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	0.00

Class A-2 Notes Monthly Interest Paid	0.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	32,883.77

Class A-3 Notes Monthly Interest Paid	32,883.77
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	135,595.00

Class A-4 Notes Monthly Interest Paid	135,595.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2012-A OWNER TRUST
Monthly Servicer's Certificate
for the month of March 2015

Total Note Monthly Interest
Total Note Monthly Interest Due	168,478.77
Total Note Monthly Interest Paid	168,478.77
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	23,866,952.24

4. Total Monthly Principal Paid on the Notes	23,569,986.10

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	23,569,986.10
Change in Total Noteholders' Principal Carryover Shortfall	0.00

5. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Change in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	296,966.14
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	296,966.14

V. RESERVE ACCOUNT

Initial Reserve Account Amount	4,012,277.61
Required Reserve Account Amount	4,012,277.61
Beginning Reserve Account Balance	4,012,277.61
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	4,012,277.61

Required Reserve Account Amount for Next Period	4,012,277.61

VI. POOL STATISTICS

Weighted Average Coupon	2.53%
Weighted Average Remaining Maturity	19.90

Principal Recoveries of Defaulted Receivables* (Refer to Statements to Noteholders, No. 2)	213,787.97
Principal on Defaulted Receivables* (Refer to Statements to Noteholders, No.2)	529,304.40
Pool Balance at Beginning of Collection Period	284,091,577.83
Net Loss Ratio	1.33%

Net Loss Ratio for Second Preceding Collection Period	0.12%
Net Loss Ratio for Preceding Collection Period	-0.40%
Net Loss Ratio for Current Collection Period	1.33%
Average Net Loss Ratio	0.35%

Cumulative Net Losses for all Periods	8,142,597.61

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2012-A OWNER TRUST
Monthly Servicer's Certificate
for the month of March 2015

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,596,299.01	288
61-90 Days Delinquent	583,097.63	61
91-120 Days Delinquent	36,960.48	5
Total Delinquent Receivables:	3,216,357.12	354
61+ Days Delinquencies as Percentage of Receivables	0.24%	0.17%

Delinquency Ratio for Second Preceding Collection Period		0.30%
Delinquency Ratio for Preceding Collection Period		0.24%
Delinquency Ratio for Current Collection Period		0.17%
Average Delinquency Ratio		0.24%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

* Prior to April 2015, receivables for which the servicer had received notification that the related obligor was subject to proceedings under Chapter 13 of the Bankruptcy Code were not classified by the servicer as “Defaulted Receivables” unless the servicer had determined, in accordance with its customary servicing procedures, that eventual payment in full was unlikely. Under the transaction documents, all receivables with obligors subject to
Chapter 13 bankruptcy proceedings should have been classified as “Defaulted Receivables” upon the servicer's receipt of notification of the related proceeding. Beginning with this monthly servicer certificate and for the March 2015 collection period, the servicer has classified all receivables with obligors subject to Chapter 13 bankruptcy proceedings as “Defaulted Receivables”, including obligors who are not currently delinquent.
This reclassification has resulted in an acceleration of the recognition of losses with respect to such receivables (as reflected above under “Principal on Defaulted Receivables”) and may result in an increase in recoveries in future months because monthly payments for obligors subject to Chapter 13 bankruptcy proceedings would constitute “Recoveries of Defaulted Receivables” rather than “Collections”. Further, the accelerated recognition of losses will result in a greater reduction of the Adjusted Pool Balance and more principal paid on the Notes on the April 2015 distribution date than such reduction or principal payment would have been for the March 2015 collection period had the servicer not reclassified such receivables as
Defaulted Receivables.

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO